Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF N-1A Cover	May 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	DBX ETF Trust
Entity Central Index Key	0001503123
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Prospectus Date	Oct. 01, 2025